Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Patriot Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period ended September 30, 2012, the Fund’s portfolio turnover rate was 34%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds").
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund generally invests in common stocks included in the Standard and Poor's 500 Index, excluding those that fail the adviser's "patriotic" investment screen.  The adviser's patriotic investment screen eliminates common stocks issued by companies doing business in nations supporting terrorism ("Terror Nations"), as defined by the U.S. State Department.  Currently, there are several countries designated under these authorities: Cuba, Iran, Sudan and Syria.  Companies are screened on a quarterly basis and Terror Nations-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

From a universe of patriotic company common stocks, the adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  Technical analysis techniques include price momentum and other measures of trend strength.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser will sell a security when it fails the adviser's patriotic screen and may sell a security based on its performance, new research, or when the underlying investment thesis has deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund has a limited history of operations.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

Limited History of Mutual Fund Management.  The Fund's adviser has limited experience managing a mutual fund.

•

Strategy Risk.  Because the adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.patriotfund.com or by calling 1-855-527-2363.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.patriotfund.com
Patriot Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.33%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	805
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,648
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,689
Patriot Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,958
Patriot Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,066
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,155

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.